Summary of Business and Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 31, 2015	Dec. 25, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents
Cash and cash equivalents	$ 121,365	$ 148,979	$ 148,979	$ 117,089	$ 228,239
Joint venture
Cash and Cash Equivalents
Cash and cash equivalents	$ 46,600		$ 95,400